Property, plant and equipment - Changes in Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in property, plant and equipment [abstract]
Opening net book amount	$ 1,565,355	$ 1,422,623
Exchange differences	(237,977)	151,866
Additions	262,929	234,018
Revaluation surplus	188,879	(72,216)
Acquisition of subsidiaries		21,331
Transfers	0	0
Disposals	(31,040)	(3,334)
Reclassification to non-income tax credits	(293)	(158)
Depreciation	(198,288)	(188,775)
Closing net book amount	1,549,565	1,565,355
Cost
Changes in property, plant and equipment [abstract]
Opening net book amount	3,184,133	2,852,627
Closing net book amount	3,366,631	3,184,133
Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount	(1,618,778)	(1,430,004)
Closing net book amount	(1,817,066)	(1,618,778)
Farmlands
Changes in property, plant and equipment [abstract]
Opening net book amount	727,591	711,261
Exchange differences	(197,377)	88,546
Additions	0	0
Revaluation surplus	188,879	(72,216)
Acquisition of subsidiaries		0
Transfers	(33)	0
Disposals	(24,858)	0
Reclassification to non-income tax credits	0	0
Depreciation	0	0
Closing net book amount	694,202	727,591
Farmlands | Cost
Changes in property, plant and equipment [abstract]
Opening net book amount	727,591	711,261
Closing net book amount	694,202	727,591
Farmlands | Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount	0	0
Closing net book amount	0	0
Farmland improvements
Changes in property, plant and equipment [abstract]
Opening net book amount	16,742	16,579
Exchange differences	(4,029)	1,518
Additions	0	0
Revaluation surplus	0	0
Acquisition of subsidiaries		0
Transfers	1,307	2,192
Disposals	0	0
Reclassification to non-income tax credits	0	0
Depreciation	(2,375)	(3,547)
Closing net book amount	11,645	16,742
Farmland improvements | Cost
Changes in property, plant and equipment [abstract]
Opening net book amount	46,148	42,438
Closing net book amount	43,426	46,148
Farmland improvements | Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount	(29,406)	(25,859)
Closing net book amount	(31,781)	(29,406)
Buildings and facilities
Changes in property, plant and equipment [abstract]
Opening net book amount	268,380	207,679
Exchange differences	(43,653)	16,237
Additions	15,165	13,489
Revaluation surplus	0	0
Acquisition of subsidiaries		21,331
Transfers	33,405	41,167
Disposals	(3,404)	(953)
Reclassification to non-income tax credits	0	0
Depreciation	(28,737)	(30,570)
Closing net book amount	241,156	268,380
Buildings and facilities | Cost
Changes in property, plant and equipment [abstract]
Opening net book amount	526,464	435,193
Closing net book amount	527,977	526,464
Buildings and facilities | Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount	(258,084)	(227,514)
Closing net book amount	(286,821)	(258,084)
Machinery, equipment, furniture and fittings
Changes in property, plant and equipment [abstract]
Opening net book amount	91,212	83,183
Exchange differences	97,152	19,580
Additions	71,100	62,637
Revaluation surplus	0	0
Acquisition of subsidiaries		0
Transfers	22,032	10,198
Disposals	(2,745)	(2,278)
Reclassification to non-income tax credits	(293)	(158)
Depreciation	(81,463)	(81,950)
Closing net book amount	196,995	91,212
Machinery, equipment, furniture and fittings | Cost
Changes in property, plant and equipment [abstract]
Opening net book amount	893,172	803,193
Closing net book amount	1,080,418	893,172
Machinery, equipment, furniture and fittings | Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount	(801,960)	(720,010)
Closing net book amount	(883,423)	(801,960)
Bearer plants
Changes in property, plant and equipment [abstract]
Opening net book amount	352,727	294,982
Exchange differences	(46,372)	15,447
Additions	144,777	112,614
Revaluation surplus	0	0
Acquisition of subsidiaries		0
Transfers	8,939	0
Disposals	0	0
Reclassification to non-income tax credits	0	0
Depreciation	(84,229)	(70,316)
Closing net book amount	375,842	352,727
Bearer plants | Cost
Changes in property, plant and equipment [abstract]
Opening net book amount	858,823	730,762
Closing net book amount	966,167	858,823
Bearer plants | Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount	(506,096)	(435,780)
Closing net book amount	(590,325)	(506,096)
Others
Changes in property, plant and equipment [abstract]
Opening net book amount	29,614	27,571
Exchange differences	(21,835)	1,389
Additions	2,635	3,318
Revaluation surplus	0	0
Acquisition of subsidiaries		0
Transfers	17	(169)
Disposals	(33)	(103)
Reclassification to non-income tax credits	0	0
Depreciation	(1,484)	(2,392)
Closing net book amount	8,914	29,614
Others | Cost
Changes in property, plant and equipment [abstract]
Opening net book amount	52,846	48,412
Closing net book amount	33,630	52,846
Others | Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount	(23,232)	(20,841)
Closing net book amount	(24,716)	(23,232)
Work in progress
Changes in property, plant and equipment [abstract]
Opening net book amount	79,089	81,368
Exchange differences	(21,863)	9,149
Additions	29,252	41,960
Revaluation surplus	0	0
Acquisition of subsidiaries		0
Transfers	(65,667)	(53,388)
Disposals	0	0
Reclassification to non-income tax credits	0	0
Depreciation	0	0
Closing net book amount	20,811	79,089
Work in progress | Cost
Changes in property, plant and equipment [abstract]
Opening net book amount	79,089	81,368
Closing net book amount	20,811	79,089
Work in progress | Accumulated amortization
Changes in property, plant and equipment [abstract]
Opening net book amount	0	0
Closing net book amount	$ 0	$ 0